Equity	6 Months Ended
Sep. 30, 2024
Equity [Abstract]
EQUITY
10.	EQUITY

(a)	Share capital and additional paid-in capital

The addition of share capital and additional paid-in capital represented:

(i)	The issuance of 1,125,000 ordinary shares in private placement on June 12, 2023;

(ii)	The issuance of 1,125,000 ordinary shares in private placement on December 1, 2023;

(iii)	The issuance of 600,000 ordinary shares in private placement on January 5, 2024;

(iv)	The issuance of 600,000 ordinary shares in private placement on January 9, 2024;

(v)	The issuance of 800,000 ordinary shares in private placement on January 11, 2024;

(vi)	The issuance of 300,000 ordinary shares in private placement on February 29, 2024;

(vii)	The issuance of 1,650,000 ordinary shares under share incentive plans; and

(viii)	The issuance of 1,125,000 ordinary shares in private placement on May 24, 2024;

(b)	Share purchase warrants

Warrants are issued to management team and consultants on trading of digital assets business as an incentive to boost overall performance of the company.

A continuity schedule of outstanding share purchase warrants is as follows:

Number of warrants outstanding

Balance – April 1, 2023	32,600,000
Issued	300,000
Balance – March 31, 2024, April 1, 2024 and September 30, 2024	32,900,000

On December 23, 2023, the Company issued 300,000 share purchase warrants to Hermitage Management Limited and they are exercisable at US$1.00 per share, for a period of five years.

The fair value of the warrants was calculated at the respective grant date. The fair value of the warrants granted during the year ended March 31,2024 was US$300,000 of which the Company recognized a share option expense of US$1,367,119 during the period ended September 30, 2024, and US$3,787,938 during the year ended March 31, 2024.

(c)	Share award plan

On June 30, 2022, the Company implemented its 2022 Performance Incentive Plan (“Plan”) to foster the success of the Company and to increase shareholder value by providing an additional means, through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons, and to enhance the alignment of the interests of such selected participants with the interests of the Company’s shareholders. Under the Plan, an aggregate of 3,300,000 ordinary shares of US$0.0001 par value each of the Company are reserved for issuance for purposes of the Plan, subject to adjustments as contemplated by the Plan.

	Number of share award grant
	As of September, 2024	As of March 31, 2024
At beginning of period/year	—	1,650,000
Exercised during the period/year	—	(1,650,000)
At end of period/year	—	—

The fair value of the share awards was calculated based on the market price of the Company’s shares at the respective grant date. The fair value of the share options granted during the year 2023 was US$1,573,500, of which the company recognized a share option expense of US$753,685 during the year ended March 31,2024.

(d)	Statutory reserves

As stipulated by the relevant laws and regulations applicable to China’s foreign investment enterprises, the Company’s PRC subsidiaries, which had been disposed during the year, are required to maintain a statutory surplus reserve which is non-distributable. Appropriations to such reserves are made out of net profit after tax of the statutory financial statements of the PRC subsidiaries at the amounts determined by their respective boards of directors annually up to 50% of authorized capital, but must not be less than 10% of the net profit after tax.

(e)	Accumulated deficit

The accumulated deficit comprises the cumulative net profit and losses for the year recognized in the consolidated statements of profit or loss.

(f)	Accumulated other comprehensive loss

Accumulated other comprehensive loss represents the foreign currency translation difference arising from the translation of the financial statements of companies within the Company from their functional currency to the Company’s presentation currency.

(g)	Treasury shares

In April, 2023, the Company repurchased 79,758 Shares of the Company by way of brokers platform at a consideration of US$82,127 (including transaction costs).